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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/05

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Trent Capital Management, Inc.
Address: 3150 N. Elm Street
         Suite 204
         Greensboro, NC 27408

Form 13F File Number: 28-
                          ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Labiak
Title:   Chief Financial Officer
Phone:   336/282-9302 ext. 204

Signature, Place, and Date of Signing:


           /s/ David Labiak              Greensboro, NC   5/7/04
--------------------------------------    [City, State]   [Date]
              [Signature]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28-
    ----------------     --------------------------------------------------
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $103,013
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number   Name
---           --------------------   ----

              28-
-----------       ----------------   -------------------------------------------

[Repeat as necessary.]

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
                                                                                                       Voting Authority
                          Title of               Value in                      Investment     Other    ----------------
Name of Issuer              Class      CUSIP     (x$1000)    Shares   SH/PRN   Discretion   Managers     Sole    Shared   None
-----------------------   --------   ---------   --------   -------   ------   ----------   --------    ------   ------   ----
Cardinal Health              COM     14149Y108     7532     134,983     SH        Sole                  134983
Nokia                        COM     654902204     7029     455,556     SH        Sole                  455556
Dollar General               COM     256669102     6577     300,191     SH        Sole                  300191
Bed Bath & Beyond            COM     075896100     6057     165,760     SH        Sole                  165760
Time Warner                  COM     887317105     5991     341,348     SH        Sole                  341348
Johnson & Johnson            COM     478160104     5385      80,181     SH        Sole                   80181
First Data                   COM     319963104     5295     134,695     SH        Sole                  134695
Omnicom Group                COM     681919106     4905      55,410     SH        Sole                   55410
American Express             COM     025816109     4884      95,078     SH        Sole                   95078
Harley-Davidson              COM     412822108     4813      83,330     SH        Sole                   83330
Gannett                      COM     364730101     4451      56,289     SH        Sole                   56289
Sherwin-Williams             COM     824348106     4324      98,285     SH        Sole                   98285
Berkshire Hathaway           COM     084670207     4170       1,460     SH        Sole                    1460
Colgate-Palmolive            COM     194162103     4169      79,905     SH        Sole                   79905
MBNA                         COM     55262L100     4110     167,409     SH        Sole                  167409
Pepsico                      COM     713448108     4039      76,165     SH        Sole                   76165
Freddie Mac                  COM     313400301     3967      62,771     SH        Sole                   62771
Alliance Capital             COM     01855A101     1118      23,705     SH        Sole                   23705
First Industrial Realty      COM     313400301     1101      29,108     SH        Sole                   29108
Liberty Property Trust       COM     531172104     1074      27,493     SH        Sole                   27493
American Capital             COM     024937104     1072      34,135     SH        Sole                   34135
Highwoods Properties         COM     431284108      956      35,650     SH        Sole                   35650
Lloyds TSB Group             COM     539439109      884      24,380     SH        Sole                   24380
Enterprise Products          COM     293792107      867      33,735     SH        Sole                   33735
Senior Housing               COM     81721M109      788      47,240     SH        Sole                   47240
Apartment Investment         COM     03748R101      786      21,135     SH        Sole                   21135
Teppco Partners              COM     872384102      754      17,955     SH        Sole                   17955
Kaneb Pipe Line              COM     484169107      703      11,810     SH        Sole                   11810
Hospitality Properties       COM     44106M102      666      16,482     SH        Sole                   16482
Fannie Mae                   COM     313586109      559      10,273     SH        Sole                   10273
W.P. Stewart                 COM     G84922106      495      21,850     SH        Sole                   21850
Procter & Gamble             COM     742718109      495       9,332     SH        Sole                    9332
Progress Energy              COM     743263105      444      10,584     SH        Sole                   10584
General Elec Co.             COM     369604103      417      11,552     SH        Sole                   11552
PNC Financial                COM     693475105      384       7,452     SH        Sole                    7452
Pfizer Inc.                  COM     717081103      363      13,827     SH        Sole                   13827

                                                                                                       Voting Authority
                          Title of               Value in                      Investment     Other    ----------------
Name of Issuer              Class      CUSIP     (x$1000)    Shares   SH/PRN   Discretion   Managers     Sole    Shared   None
-----------------------   --------   ---------   --------   -------   ------   ----------   --------    ------   ------   ----
Regions Financial            COM     7591EP100      345      10,650     SH        Sole                   10650
Boston Properties            COM     101121101      290       4,821     SH        Sole                    4821
National City                COM     635405103      280       8,362     SH        Sole                    8362
Home Depot                   COM     437076102      235       6,139     SH        Sole                    6139
Prologis Trust               COM     743410102      233       6,275     SH        Sole                    6275
Pharmanetics                 COM     71713J107        8      12,735     SH        Sole                   12735